Related party transactions - Narrative (Details)	3 Months Ended			6 Months Ended
	Jun. 30, 2022 tanker	Mar. 31, 2022 tanker	Dec. 31, 2021 vessel	Jun. 30, 2022 tanker	Jun. 30, 2022 tanker	Jun. 30, 2022 vessel tanker	Jun. 30, 2022 USD ($) tanker	Jun. 30, 2022 tanker payment	Dec. 31, 2022 vessel	Jun. 30, 2022 vessel	Jun. 30, 2022 USD ($)	Jun. 30, 2022	Aug. 31, 2021 vessel
Disclosure of transactions between related parties [line items]
Number of vessels sold to trigger revised master agreement						1
Period of notice of sale				3 months
Period of payments due for management fees				3 months
Number of sales completed						16
Number of vessels, termination fees paid						12
Number of vessels, termination fees in accounts payable										4
Post employment benefits, number of payments | payment								1
Post employment benefits, number of months of salary paid				2 months
Material post employment benefits for executive offices and directors | $							$ 0
Executive Officer
Disclosure of transactions between related parties [line items]
Lump sum payment multiplier												3
Bottom of range | Executive Officer
Disclosure of transactions between related parties [line items]
Employment agreements, written termination required period, not less than				24 months
Top of range | Executive Officer
Disclosure of transactions between related parties [line items]
Employment agreements, written termination required period, not less than				36 months
Scorpio Commercial Management S.A.M.
Disclosure of transactions between related parties [line items]
Contract termination fees | $							1,700,000
Amounts payable, termination fees | $											$ 500,000
Scorpio Commercial Management S.A.M. | Non-current assets held for sale
Disclosure of transactions between related parties [line items]
Estimated contract termination fee | $							300,000
Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Contract termination fees | $							1,000,000
Amounts payable, termination fees | $											$ 300,000
Scorpio Ship Management S.A.M. (SSM) | Non-current assets held for sale
Disclosure of transactions between related parties [line items]
Estimated contract termination fee | $							$ 200,000
MR
Disclosure of transactions between related parties [line items]
Number of sales completed						2
LR1
Disclosure of transactions between related parties [line items]
Number of sales completed						12
LR2
Disclosure of transactions between related parties [line items]
Number of sales completed						2
Vessels
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell						17
Vessels | Non-current assets held for sale
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell	9	7			18	18
Number of vessels classified as held for sale	2			2	2	2	2	2		2
Vessels | Minority Interest In Portfolio Acquired, August 2021
Disclosure of transactions between related parties [line items]
Number of vessels owned by joint venture sold									2
Vessels | MR
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell						2
Vessels | MR | Non-current assets held for sale
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell	1	1			3	3
Vessels | LR1
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell						12
Vessels | LR1 | Non-current assets held for sale
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell	6	6			12	12
Vessels | LR2
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell						3
Vessels | LR2 | Non-current assets held for sale
Disclosure of transactions between related parties [line items]
Number of vessels in agreement to sell	2				3	3
Product tanker
Disclosure of transactions between related parties [line items]
Number of vessels													9
Product tanker | MR
Disclosure of transactions between related parties [line items]
Number of vessels													5
Product tanker | LR1
Disclosure of transactions between related parties [line items]
Number of vessels													4
Number of sales completed			2
Product tanker | LR1 | SCM and SSM | Management
Disclosure of transactions between related parties [line items]
Number of vessels													2
STI Benicia | Vessels | MR | Non-current assets held for sale
Disclosure of transactions between related parties [line items]
Number of vessels classified as held for sale | tanker	1			1	1	1	1	1
Minimum
Disclosure of transactions between related parties [line items]
Change in control, annual bonus provided under employment agreement percentage												150.00%
Maximum
Disclosure of transactions between related parties [line items]
Change in control, annual bonus provided under employment agreement percentage												250.00%
Subsidiaries | Scorpio Services Holding Limited (SSH) | STI Benicia | Vessels | MR
Disclosure of transactions between related parties [line items]
Number of vessels										1
Related parties [member] | STI Benicia | Vessels | MR | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Percentage of non-controlling interest in buyer												7.50%